Share Capital (Details) - USD ($)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Class of Warrant or Right [Line Items]
Issuance of common shares		$ 6,750,000
Share issuance costs		(805,264)
Proceeds from exercise of warrants		1,368,260	$ 12,609
Transfer to common shares on exercise of warrants		1,762,586	9,574
Proceeds from exercise of options			94,168
Share-based compensation	$ 115,546	$ 259,379	$ 267,222
Share Capital [Member]
Class of Warrant or Right [Line Items]
Number of common shares issued	54,834	307,357	6,110
Issuance of common shares	$ 0	$ 6,750,000	$ 0
Share issuance costs	0	(805,264)	0
Proceeds from exercise of warrants	0	1,368,260	12,609
Transfer to common shares on issuance of performance shares	1,070,909	0	0
Transfer to common shares on exercise of warrants	0	1,853,581	10,000
Proceeds from exercise of options	0	0	94,168
Transfer to common shares on exercise of options	0	0	113,561
Share-based compensation	$ 115,546	$ 259,379	$ 267,222